Segment Information (Schedule Of Segment Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Segment Adjusted EBITDA	$ 224.2	$ 287.5	$ 321.8
Corporate expenses	36.3	39.3	31.9
Interest expense	264.0	310.4	336.9
Depreciation and amortization	125.3	147.3	136.7
Share based compensation	11.9	54.2	71.1
Acquisition and integration related charges	15.3	17.7	22.1
Restructuring and related charges	75.6	37.5	10.2
HPC divestiture related charges	14.9
Write-off from impairment of intangible assets	20.3	16.3	4.7
Inventory acquisition step-up	0.8	3.3
Pet safety recall	18.9	35.8
Spectrum merger related transaction charges	45.9	7.6
Non-recurring HRG operating costs	20.0	36.1	55.1
Other	4.8	0.3	0.5
Income (loss) from operations before income taxes	(35.7)	(27.9)	(7.9)
Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Segment Adjusted EBITDA	618.3	677.9	661.3
Depreciation and amortization	109.9	133.8	126.1
SB/RH [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Segment Adjusted EBITDA	302.3	341.2	410.2
Corporate expenses	35.9	38.6	31.4
Interest expense	167.0	161.8	184.4
Depreciation and amortization	124.6	146.8	136.0
Share based compensation	8.8	46.2	52.5
Acquisition and integration related charges	15.3	17.7	22.2
Restructuring and related charges	75.6	37.5	10.2
HPC divestiture related charges	14.9
Write-off from impairment of intangible assets	20.3	16.3	4.7
Inventory acquisition step-up	0.8	3.3
Pet safety recall	18.9	35.8
Other	6.1	0.3	0.3
Income (loss) from operations before income taxes	130.1	173.6	219.6
SB/RH [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Segment Adjusted EBITDA	618.3	677.9	661.3
Depreciation and amortization	109.9	133.8	126.1
Hardware & Home Improvement [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Restructuring and related charges	52.8	26.6	2.3
Hardware & Home Improvement [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Segment Adjusted EBITDA	254.7	254.4	241.6
Depreciation and amortization	40.0	38.3	35.4
Hardware & Home Improvement [Member] | SB/RH [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Segment Adjusted EBITDA	254.7	254.4	241.6
Depreciation and amortization	40.0	38.3	35.4
Home And Personal Care [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Restructuring and related charges	0.7		0.3
Home And Personal Care [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Segment Adjusted EBITDA	119.4	147.8	141.3
Depreciation and amortization	8.8	34.8	32.8
Home And Personal Care [Member] | SB/RH [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Segment Adjusted EBITDA	119.4	147.8	141.3
Depreciation and amortization	8.8	34.8	32.8
Global Pet Supplies [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Restructuring and related charges	13.2	9.1	6.0
Global Pet Supplies [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Segment Adjusted EBITDA	136.7	142.7	140.1
Depreciation and amortization	42.3	43.1	42.7
Global Pet Supplies [Member] | SB/RH [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Segment Adjusted EBITDA	136.7	142.7	140.1
Depreciation and amortization	42.3	43.1	42.7
Home and Garden [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Restructuring and related charges	0.8		0.4
Home and Garden [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Segment Adjusted EBITDA	107.5	133.0	138.3
Depreciation and amortization	18.8	17.6	15.2
Home and Garden [Member] | SB/RH [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Segment Adjusted EBITDA	107.5	133.0	138.3
Depreciation and amortization	$ 18.8	$ 17.6	$ 15.2